Note 14 - Financial Instruments (Tables)	12 Months Ended
Nov. 30, 2021
Statement Line Items [Line Items]
Disclosure of currecny risk explanatory [text block]
	As at November 30,	As at November 30,
	2021	2020
	($)	($)
Assets
United States Dollar	138,692,454	3,534,664
Brazilian Real	17,610	12,085
Colombian Peso	183,151	40,162
Total	138,893,215	3,586,911